CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income		$ 83	[1]	$ 65	$ 60	$ 57	$ 81	$ (124)	$ 54	$ 47	$ 81	$ 263	[1]	$ 58	[1]	$ 241	[1]
Other comprehensive income
Change in fair value of cash flow hedges (Note 11)	[1]	1					(2)					3				(1)
Amortization of realized loss on derivative instrument (Note 11)	[1]											1		1		1
Comprehensive income	[1]	84					79					265		59		241
Comprehensive income attributable to non-controlling interests	[1]	6					7					16		21		46
Comprehensive income attributable to controlling interests	[1]	$ 78					$ 72					$ 249		$ 38		$ 195

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).